ORGANIZATION AND NATURE OF BUSINESS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
ORGANIZATION AND NATURE OF BUSINESS (Tables)
Schedule of allocation of purchase price of acquisition
Consideration
Cash	$5,331,120
Fair value of common stock issued	138,667
Fair value of total consideration transferred	$5,469,787

Recognized amounts of identifiable assets acquired
Financial assets	$1,796,911
Inventory	297,340
Property, plant and equipment	7,488,818
Identifiable intangible assets	562,200
Financial liabilities	(3,235,233)
Total identifiable net assets	$6,910,036

Bargain purchase gain	$1,440,249
Revenue for the 9 - month period ended September 30, 2024	$549,567
Loss for the 9 - month period ended September 30, 2024	$(1,674,785)

Consideration
Cash	$5,331,120
Fair value of common stock issued	138,667
Fair value of total consideration transferred	$5,469,787

Recognized amounts of identifiable assets acquired
Financial assets	$1,796,911
Inventory	297,340
Property, plant and equipment	7,488,818
Identifiable intangible assets	562,200
Financial liabilities	(3,235,233)
Total identifiable net assets	$6,910,036

Bargain purchase gain	$1,440,249

Revenue for the 6- month period ended December 31, 2023	$344,708
Loss for the 6- month period ended December 31, 2023	$(1,232,732)

Schedule of Accounts Receivable & Allowance for Doubtful Accounts
September 30, 2024

Balance as of January 1st, 2024	$19,686,091
Provisions for credit losses	-
Write-offs	250,971
Foreign exchange adjustments
Other adjustments	(31,286)
Balance as of September 30, 2024	$19,905,776

December 31, 2023

Balance as of January 1, 2023	$7,309,311
Provisions for credit losses	11,850,788
Write-offs	-
Foreign exchange adjustments	525,992
Other adjustments	-
Balance as of December 31, 2023	$19,686,091

Schedule of Property and Equipment, net
Estimated Useful Life
Leasehold improvements and technical works	Lesser of lease term or 25 years
Buildings	25-30 years
Vehicles	6 years
Machinery	20 years
Furniture, fixtures and equipment	5–10 years
Computers and software	3-5 years

Estimated Useful Life
Leasehold improvements and technical works	Lesser of lease term or 25 years
Buildings	25-30 years
Vehicles	6 years
Machinery	20 years
Furniture, fixtures and equipment	5–10 years
Computers and software	3-5 years

Schedule of Basic and Diluted Net Loss per Common Share
	September 30, 2024	September 30, 2023
Weighted average number of common shares outstanding Basic	17,724,305	11,346,071
Potentially dilutive common stock equivalents	-	-
Weighted average number of common and equivalent shares outstanding – Diluted	17,724,305	11,346,071

Schedule of potential shares of common stock
	September 30, 2024	September 30, 2023
Warrants	13,432,507	6,124,412
Total	13,432,507	6,124,412